Offerings - Offering: 1	Nov. 27, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.950% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2055
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550
Offering Note
(1)
This registration fee table shall be deemed to update the “Registration fee” in Item 14. Other Expenses of Issuance and Distribution in the Company’s Registration Statement on Form
S-3
(File
No. 333-263244)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.